ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Financial statements amounts and balances of the VIE entities included in the accompanying consolidated financial statements
Cash and cash equivalents	$ 97,336	$ 30,221	$ 63,154	$ 11,875
Total current assets	278,665	110,830
Property and equipment, net	105,022	63,644
Acquired intangible assets, net	30,634	17,530
TOTAL ASSETS	499,001	250,226
Deferred revenues	38,457	29,523
Total current liabilities	163,147	103,442
TOTAL LIABILITIES	170,653	108,848
Net revenues	290,781	202,304	133,871
Net income	27,396	21,926	12,449
Net cash provided by operating activities	41,097	34,303	16,314
Net cash used in investing activities	(147,062)	(96,714)	(16,058)
Net cash provided by financing activities	$ 173,570	$ 29,342	$ 50,824
Net revenues from VIE entities as a percentage of consolidated net revenues	85.40%	84.10%	84.80%
Assets from VIE entities as a percentage of consolidated total assets	58.00%	71.40%
Liabilities from VIE entities as a percentage of consolidated total liabilities	88.90%	82.60%
VIE entities
Financial statements amounts and balances of the VIE entities included in the accompanying consolidated financial statements
Cash and cash equivalents	$ 22,870	$ 11,326
Account receivable and other current assets	94,658	54,508
Total current assets	117,528	65,834
Property and equipment, net	101,237	60,325
Acquired intangible assets, net	29,081	14,070
Other noncurrent assets	41,562	38,466
Total non-current assets	171,880	112,861
TOTAL ASSETS	289,408	178,695
Deferred revenues	31,786	22,234
Account payable and other current liabilities	113,250	62,837
Total current liabilities	145,036	85,071
Total non-current liabilities	6,670	4,857
TOTAL LIABILITIES	151,706	89,928
Net revenues	248,202	170,226	$ 113,506
Net income	35,643	20,948	11,728
Net cash provided by operating activities	76,495	16,927	14,978
Net cash used in investing activities	(91,833)	(29,649)	(15,944)
Net cash provided by financing activities	$ 26,882	$ 10,740	$ 3,824